Convertible notes payable and warrants (Details)		12 Months Ended
	Nov. 01, 2018 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement	$ 7,500,000
Number of investor warrant issued to purchase | shares	800,000
Intrinsic value of the BCF	$ 670,618
Total debt discount	3,206,932
Amortization of the debt discounts		$ 2,113,492
Measurement Input, Risk Free Interest Rate [Member]
Debt Conversion [Line Items]
Warrants and Rights Outstanding, Measurement Input		2.94
Measurement Input, Expected Term [Member]
Debt Conversion [Line Items]
Warrants and Rights Outstanding, Term		4 years
Measurement Input, Price Volatility [Member]
Debt Conversion [Line Items]
Warrants and Rights Outstanding, Measurement Input		72.57
Measurement Input, Expected Dividend Rate [Member]
Debt Conversion [Line Items]
Warrants and Rights Outstanding, Measurement Input		0
Notes
Debt Conversion [Line Items]
Fair value of notes		$ 2,926,361
Carrying value		4,019,801
Unamortized debt discounts		1,093,440
Investor Warrants [Member]
Debt Conversion [Line Items]
Fair value of investor warrants	$ 1,496,153
Placement agent warrants
Debt Conversion [Line Items]
Number of investor warrant issued to purchase | shares	119,808
Percentage of warrants issued to purchase note	10.00%
Fair value of investor warrants	$ 323,843
Private placement
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement		$ 1,950,092
Number of aggregate principal securities sold under private placement | shares		657,857
Private placement | One institutional investor | Securities purchase agreement
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement	$ 7,500,000
Number of aggregate principal securities sold under private placement | shares	800,000
Investor warrants exercise price | $ / shares	$ 6.53
Interest rate	10.00%
Private placement | One institutional investor | Securities purchase agreement | Notes
Debt Conversion [Line Items]
Amount of aggregate principal securities sold under private placement	$ 7,500,000
Number of aggregate principal securities sold under private placement | shares	1,198,084
Sale of stock, price per share | $ / shares	$ 6.26
Private placement | Placement agent warrants | One institutional investor | Securities purchase agreement
Debt Conversion [Line Items]
Number of investor warrant issued to purchase | shares	119,808
Investor warrants exercise price | $ / shares	$ 7.183
Percentage of warrants issued to purchase note	10.00%
Term of placement agent warrants	4 years